Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 670,773,326	₩ 634,240,053
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	32,063,421	31,009,374
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	64,935,344	66,005,815
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	9,446,134	3,721,370
Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	436,530,502	417,900,273
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	116,588,575	104,847,871
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	11,209,350	10,755,350
Financial instruments at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	55,973,463	56,573,115
Financial instruments at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	55,973,463	56,573,115
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	73,919,515	69,538,357
Financial instruments at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	64,935,344	66,005,815
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	8,984,171	3,532,542
Financial instruments designated at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	2,326,378	3,803,128
Financial instruments designated at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	2,326,378	3,803,128
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	538,092,007	504,136,625
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	32,063,421	31,009,374
Financial instruments at amortized cost | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	436,530,502	417,900,273
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	58,288,734	44,471,628
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	11,209,350	10,755,350
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	461,963	188,828
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 461,963	₩ 188,828